UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015 to December 31, 2015

California Republic Funding, LLC1

Date of Report (Date of earliest event reported): January 29, 2016

Commission File Number of securitizer: 025-01315

Central Index Key Number of securitizer: 0001561326

Mark K. Olson (949) 270-9730

Name and telephone number of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	California Republic Funding, LLC, as the securitizer as to each of the transactions covered by this Form ABS-15G, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by California Republic Bank and outstanding during the reporting period in the auto loan asset classes, including securities issued pursuant to Rule 144A transactions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 29, 2016

California Republic Funding LLC (Depositor)

By:	/s/ Mark K. Olson
Name:	Mark K. Olson
Title:	EVP, Chief Financial Officer